Short Term Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Short term loans and related guarantees [Abstract]
Short term loans	$ 1,402,514	$ 1,728,185
Industrial & Commercial Bank of China - Qingdao Shinan Second Branch [Member]
Short term loans and related guarantees [Abstract]
Guarantors	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.
Short term loans	$ 430,345	$ 705,676
Bank of China, Qingdao HK Road Branch [Member]
Short term loans and related guarantees [Abstract]
Guarantors	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.
Short term loans		$ 158,417
China Postal Savings Bank - Qingdao Branch [Member]
Short term loans and related guarantees [Abstract]
Guarantors	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.
Short term loans		$ 864,092
China Postal Savings Bank - Weihai Rd. Sub Branch [Member]
Short term loans and related guarantees [Abstract]
Guarantors	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.	Rongfeng Cui, Principal shareholder, Chairman of the Board and Chief Executive Officer ("CEO"). Yanjuan Wang, Principal shareholder, Rongfeng Cui's wife.
Short term loans	$ 922,169
TAIJ Capital Limited [Member]
Short term loans and related guarantees [Abstract]
Guarantors	None.	None.
Short term loans	$ 50,000